Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		36 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 customer	Jan. 14, 2014
TGLP [Member]
Details of assets and liabilities and operating results of discontinued operations
Expected service period for certain information technology services	2 years
Written notice period for termination of service agreement	90 days
Amount of fees which is included, net of costs incurred, in Selling and administrative expenses	$ 27
Amount of accounts payable paid on behalf of related party	96
Proceeds from related party	94
Amount due from related party	2
TruGreen [Member]
Details of assets and liabilities and operating results of discontinued operations
Number of customers lost due to significant downturn in business			400,000
Number of customers lost due to significant downturn in business as a percentage of its customer base			19.00%
Percentage decline in operating revenue			18.60%
Percentage decline in Adjusted EBITDA			87.60%
Assumed discount rate (as a percent)				3.50%
Non-cash trade name impairment charge	139
Non-cash trade name impairment charge, net of tax	84
Pre-tax non-cash goodwill and trade name impairment charge		673
Non-cash goodwill and trade name impairment charge, net of tax		$ 521